Contract liabilities, Grand pharma strategic partnership (Details)	Nov. 02, 2020 USD ($)
Grand Pharmaceutical Group Limited [Member]
Grand Pharma strategic partnership [Abstract]
Non-refundable upfront payment received	$ 25,000,000